LEASES - Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Operating lease
2025	¥ 62,589	$ 8,575
2026	23,406	3,207
2027	12,456	1,706
2028	10,118	1,386
2029 and thereafter	42,296	5,795
Total future lease payments	150,865	20,669
Less: imputed interest	(23,852)	(3,269)
Total lease liability balance	127,013	17,400
Finance lease
2025	491,144	67,286
2026	372,861	51,082
2027	151,482	20,753
2028	99,022	13,566
2029 and thereafter	171,240	23,460
Total future lease payments	1,285,749	176,147
Less: imputed interest	(103,788)	(14,219)
Total lease liability balance	¥ 1,181,961	$ 161,928
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities